Related Party Disclosures - Schedule of Transactions with Related Parties During the Financial Period (Details) - MYR (RM)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Rendering of information technology system			RM 25,906,300
Site support and maintenance services fee	[1]		436,300
Project management fee expenses	[2]		(12,000,000)
Rental paid	[3]	(66,000)	(66,000)
Acquisition of subsidiaries via Trust Deed	[4]	(1)
Related Companies [Member]
Schedule of Transactions with Related Parties During Financial Year [Line Items]
Rendering of information technology system	[1]		RM 25,000,000

[1]	The Group provides services to ARB Berhad’s subsidiaries, whereby ARB Berhad was the previous ultimate holding company of the Company.
[2]	ARB Berhad’s subsidiaries out of the Group had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefit. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.
[3]	Office rental of RM 66,000 paid to VNH One Sdn. Bhd., a company whereby, Dato’ Sri Liew Kok Leong is a common director VNH One Sdn. Bhd. and the Company.
[4]	The Group acquired subsidiaries namely ARB Synergy and ARB Databook through trust deed with Dato’ Sri Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB, the subsidiary of the Group.